Equity (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
A summary of the changes in each component of accumulated other comprehensive (loss) income, net of tax for the years ended December 31, 2016 and 2015 is provided below:

(dollars in millions)	Foreign Currency Translation	Defined Benefit Pension and Postretirement Plans	Unrealized Gains (Losses) on Available-for- Sale Securities	Unrealized Hedging (Losses) Gains	Accumulated Other Comprehensive (Loss) Income
Balance at December 31, 2014	$(1,051)	$(5,709)	$308	$(209)	$(6,661)
Other comprehensive (loss) income before reclassifications, net	(1,429)	32	16	(298)	(1,679)
Amounts reclassified, pre-tax	42	867	(54)	234	1,089
Tax (benefit) expense reclassified	—	(325)	23	(66)	(368)
Balance at December 31, 2015	$(2,438)	$(5,135)	$293	$(339)	$(7,619)
Other comprehensive (loss) income before reclassifications, net	(1,042)	(247)	119	54	(1,116)
Amounts reclassified, pre-tax	—	535	(94)	171	612
Tax (benefit) expense reclassified	—	(198)	35	(48)	(211)
Balance at December 31, 2016	$(3,480)	$(5,045)	$353	$(162)	$(8,334)